GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 3 – GOING CONCERN

In the pursuit of MGO’s long-term growth strategy and the development of its growing portfolio of brands, the Company has incurred continued operating losses. As of September 30, 2024, we had working capital of $2,393,015. For the nine months ended September 30, 2024 and 2023, we incurred losses from continuing operations of ($5,663,027) and ($3,596,339), respectively, and cash used in operating activities of ($4,715,475) and $(6,396,563), respectively. We believe the cash on hand, in connection with cash generated from future revenue, may not be sufficient to sustain continued operating losses. These factors cause substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the date these financial statements were made available.

On February 8, 2024, we filed a shelf registration statement on Form S-3 (“S-3”) to provide our Company with the flexibility to issue and sell securities if and when deemed appropriate to support our ongoing business operations and in the best interest of our shareholders. The S-3 contained two prospectuses: i) a base prospectus that covers the potential offering, issuance and sale from time to time of our common stock, preferred stock, warrants, debt securities and units in one or more offerings with a total value of up to $100,000,000; and ii) a sales agreement prospectus covering the potential offering, issuance and sale from time to time of shares of our common stock having an aggregate gross sales price of up to $1,650,000 pursuant to an equity distribution agreement entered into with the New York-based investment banking firm, Maxim Group LLC (“At-the-Market Offering” or “ATM”). On June 7, 2024, MGO entered into an Amendment No. 1 (“Amendment”) to the equity distribution agreement for the ATM whereby the offering size was amended to reflect an increase in the aggregate gross sales price from $1,650,000 to $3,389,384. As of September 30, 2024, we exhausted the ATM and received net proceeds from sales of our common stock pursuant to the ATM totaling an aggregate of $3,215,752.

NOTE 3 – GOING CONCERN

In the pursuit of MGO’s long-term growth strategy and the development of its growing portfolio of brands, the Company has incurred continued operating losses. As of December 31, 2023 and 2022, we had a working capital surplus of $602,286. For the years ended December 31, 2023 and 2022, we incurred losses from continuing operations of $5,483,626 and $364,502 respectively, and cash used in continuing operating activities of $7,244,305 and $1,675,571, respectively. We believe the cash on hand, in connection with cash generated from future revenue, may not be sufficient to sustain continued operating losses.

On February 8, 2024, we filed a shelf registration statement on Form S-3 (“S-3”) to provide our Company with the flexibility to issue and sell securities if and when deemed appropriate to support our ongoing business operations and in the best interest of our shareholders. The S-3 contained two prospectuses: i) a base prospectus that covers the potential offering, issuance and sale from time to time of our common stock, preferred stock, warrants, debt securities and units in one or more offerings with a total value of up to $100,000,000; and ii) a sales agreement prospectus covering the potential offering, issuance and sale from time to time of shares of our common stock having an aggregate gross sales price of up to $1,650,000 pursuant to an equity distribution agreement entered into with the New York-based investment banking firm, Maxim Group LLC (“At-the-Market Offering” or “ATM”). On June 7, 2024, MGO entered into an Amendment No. 1 (“Amendment”) to the equity distribution agreement for the ATM whereby the offering size was amended to reflect an increase in the aggregate gross sales price from $1,650,000 to $3,389,384. As of June 30, 2024, we have received net proceeds from sales of our common stock pursuant to the ATM totaling an aggregate of $1,665,533. See Note 14.

The Company is continually evaluating strategies to obtain required additional funding to support our future operations. These strategies may include, but are not limited to, equity financing, issuing or restructuring debt, entering into other financing arrangements, and restructuring operations to increase revenues and decrease expenses. Any additional equity financing that we obtain may dilute the ownership held by our existing shareholders. The economic dilution to our shareholders will be significant if our stock price does not materially increase, or if the effective price of any sale is below the price paid by a particular shareholder. The Company may be unable to access further equity or debt financing when needed or obtain additional liquidity under acceptable terms, if at all. As such, these factors, among others, raise substantial doubt about the ability of the Company to continue as a going concern for a period of twelve (12) months from the date these financial statements are issued.